SHARE-BASED PAYMENTS - Summary of Share-Based Compensation (Benefit) Expense Related to Employee Stock Options, Employee Stock Purchases and Non-Vested Shares (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 591	$ 720
Selling, general and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 591	$ 720